UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22314

Oppenheimer Corporate Bond Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

	Principal Amount	Value
Mortgage-Backed Obligations—0.1%
Banc of America Mortgage Trust, Series 2007-1, Cl. 1A24, 6%, 3/25/37	$37,818	$ 36,413
WaMu Mortgage Pass-Through Certificates Trust, Series 2005- AR14, Cl. 1A4, 3.056%, 12/25/35[1]	69,860	68,432
Wells Fargo Mortgage-Backed Securities Trust, Series 2006- AR2, Cl. 2A3, 3.257%, 3/25/36[1]	55,538	56,064

Total Mortgage-Backed Obligations (Cost $149,741)		160,909
Corporate Bonds and Notes—92.2%
Consumer Discretionary—13.3%
Auto Components—1.0%
Lear Corp., 3.80% Sr. Unsec. Nts., 9/15/27	883,000	887,679
Magna International, Inc., 4.15% Sr. Unsec. Nts., 10/1/25	1,000,000	1,070,968

		1,958,647
Automobiles—2.6%
Daimler Finance North America LLC:
2.00% Sr. Unsec. Nts., 8/3/18[2]	425,000	425,813
8.50% Sr. Unsec. Unsub. Nts., 1/18/31	462,000	691,268
Ford Motor Credit Co. LLC, 3.664% Sr. Unsec. Nts., 9/8/24	1,020,000	1,034,674
General Motors Co., 6.25% Sr. Unsec. Nts., 10/2/43	403,000	468,029
General Motors Financial Co., Inc., 3.15% Sr. Unsec. Nts., 6/30/22	428,000	432,880
Harley-Davidson, Inc., 4.625% Sr. Unsec. Nts., 7/28/45	444,000	479,117
Hyundai Capital America, 1.75% Sr. Unsec. Nts., 9/27/19[2]	475,000	467,839
Volkswagen Group of America Finance LLC, 2.45% Sr. Unsec. Nts., 11/20/19[2]	510,000	512,489
ZF North America Capital, Inc., 4.75% Sr. Unsec. Nts., 4/29/25[2]	910,000	960,050

		5,472,159
Diversified Consumer Services—0.4%
Service Corp. International, 5.375% Sr. Unsec. Nts., 5/15/24	840,000	889,350
Hotels, Restaurants & Leisure—0.2%
Aramark Services, Inc., 5% Sr. Unsec. Nts., 4/1/25[2]	454,000	486,347
Household Durables—1.4%
Lennar Corp., 4.75% Sr. Unsec. Nts., 5/30/25	328,000	344,810
Newell Brands, Inc., 5% Sr. Unsec. Nts., 11/15/23	829,000	883,142
PulteGroup, Inc., 5% Sr. Unsec. Nts., 1/15/27	753,000	796,298
Toll Brothers Finance Corp.:
4.375% Sr. Unsec. Nts., 4/15/23	619,000	649,176
4.875% Sr. Unsec. Nts., 3/15/27	175,000	183,750

		2,857,176
Internet & Catalog Retail—1.1%
Amazon.com, Inc., 4.95% Sr. Unsec. Nts., 12/5/44	315,000	370,524

1        OPPENHEIMER CORPORATE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Internet & Catalog Retail (Continued)
QVC, Inc., 4.45% Sr. Sec. Nts., 2/15/25	$1,940,000	$ 1,988,228

		2,358,752
Media—2.8%
21st Century Fox America, Inc., 4.75% Sr. Unsec. Nts., 11/15/46	741,000	798,734
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.375% Sr. Sec. Nts., 5/1/47[2]	545,000	553,388
Comcast Corp., 2.35% Sr. Unsec. Nts., 1/15/27	849,000	796,132
Historic TW, Inc., 9.15% Debs., 2/1/23	360,000	464,008
Interpublic Group of Cos., Inc. (The), 4.20% Sr. Unsec. Nts., 4/15/24	509,000	534,397
Sky plc, 6.10% Sr. Unsec. Nts., 2/15/18[2]	142,000	143,739
Time Warner Cable LLC, 4.50% Sr. Unsec. Unsub. Nts., 9/15/42	420,000	387,904
Viacom, Inc.:
2.25% Sr. Unsec. Nts., 2/4/22	100,000	95,890
3.45% Sr. Unsec. Nts., 10/4/26	363,000	349,603
4.375% Sr. Unsec. Nts., 3/15/43	915,000	779,045
Virgin Media Secured Finance plc, 5.25% Sr. Sec. Nts., 1/15/26[2]	973,000	1,013,331

		5,916,171
Multiline Retail—0.5%
Dollar Tree, Inc., 5.75% Sr. Sec. Nts., 3/1/23	862,000	910,487
Specialty Retail—2.2%
AutoZone, Inc., 1.625% Sr. Unsec. Nts., 4/21/19	78,000	77,583
Best Buy Co., Inc., 5.50% Sr. Unsec. Nts., 3/15/21	799,000	869,662
Home Depot, Inc. (The), 3.50% Sr. Unsec. Nts., 9/15/56	650,000	604,115
L Brands, Inc., 5.625% Sr. Unsec. Nts., 2/15/22	946,000	1,016,477
Ross Stores, Inc., 3.375% Sr. Unsec. Nts., 9/15/24	597,000	601,324
Sally Holdings LLC/Sally Capital, Inc., 5.625% Sr. Unsec. Nts., 12/1/25	455,000	453,862
Signet UK Finance plc, 4.70% Sr. Unsec. Nts., 6/15/24	1,022,000	1,019,225

		4,642,248
Textiles, Apparel & Luxury Goods—1.1%
Hanesbrands, Inc., 4.875% Sr. Unsec. Nts., 5/15/26[2]	955,000	988,425
Levi Strauss & Co., 5% Sr. Unsec. Nts., 5/1/25	882,000	931,568
PVH Corp., 4.50% Sr. Unsec. Unsub. Nts., 12/15/22	408,000	416,160

		2,336,153
Consumer Staples—7.5%
Beverages—2.7%
Anheuser-Busch InBev Finance, Inc.:
3.65% Sr. Unsec. Nts., 2/1/26	1,206,000	1,246,400
4.90% Sr. Unsec. Nts., 2/1/46	463,000	521,737

2        OPPENHEIMER CORPORATE BOND FUND

	Principal Amount	Value
Beverages (Continued)
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec. Unsub. Nts., 1/15/39	$560,000	$ 887,134
Diageo Capital plc, 3.875% Sr. Unsec. Unsub. Nts., 4/29/43	410,000	418,119
Molson Coors Brewing Co.:
1.45% Sr. Unsec. Nts., 7/15/19	169,000	167,692
2.10% Sr. Unsec. Nts., 7/15/21	1,200,000	1,187,748
4.20% Sr. Unsec. Nts., 7/15/46	140,000	138,639
Pernod Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22[2]	1,100,000	1,177,148

		5,744,617
Food & Staples Retailing—0.6%
Kroger Co. (The):
2.00% Sr. Unsec. Nts., 1/15/19	103,000	103,113
6.80% Sr. Unsec. Nts., 12/15/18	290,000	305,155
Wal-Mart Stores, Inc., 3.625% Sr. Unsec. Nts., 12/15/47	725,000	739,645

		1,147,913
Food Products—3.4%
Archer-Daniels-Midland Co., 4.016% Sr. Unsec. Nts., 4/16/43	425,000	443,108
Bunge Ltd. Finance Corp.:
3.25% Sr. Unsec. Nts., 8/15/26	810,000	787,470
8.50% Sr. Unsec. Nts., 6/15/19	893,000	981,143
Kraft Heinz Foods Co.:
3.95% Sr. Unsec. Nts., 7/15/25	820,000	852,184
4.375% Sr. Unsec. Nts., 6/1/46	660,000	646,593
Lamb Weston Holdings, Inc., 4.875% Sr. Unsec. Nts., 11/1/26[2]	954,000	1,005,277
Mondelez International Holdings Netherlands BV, 1.625% Sr. Unsec. Nts., 10/28/19[2]	510,000	505,119
Smithfield Foods, Inc., 2.70% Sr. Unsec. Nts., 1/31/20[2]	471,000	472,742
TreeHouse Foods, Inc., 6% Sr. Unsec. Nts., 2/15/24[2]	583,000	626,725
Tyson Foods, Inc., 3.55% Sr. Unsec. Nts., 6/2/27	713,000	728,088

		7,048,449
Tobacco—0.8%
Altria Group, Inc., 3.875% Sr. Unsec. Nts., 9/16/46	695,000	681,099
BAT Capital Corp., 3.557% Sr. Unsec. Nts., 8/15/27[2]	485,000	487,144
Reynolds American, Inc., 5.85% Sr. Unsec. Nts., 8/15/45	458,000	564,635

		1,732,878
Energy—7.5%
Energy Equipment & Services—0.8%
Halliburton Co., 5% Sr. Unsec. Nts., 11/15/45	373,000	418,629
Helmerich & Payne International Drilling Co., 4.65% Sr. Unsec. Nts., 3/15/25	640,000	680,649
Schlumberger Holdings Corp., 4% Sr. Unsec. Nts., 12/21/25[2]	697,000	735,437

		1,834,715

3        OPPENHEIMER CORPORATE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels—6.7%
Anadarko Petroleum Corp.:
4.50% Sr. Unsec. Nts., 7/15/44	$226,000	$ 221,388
6.20% Sr. Unsec. Nts., 3/15/40	379,000	451,281
Andeavor, 5.125% Sr. Unsec. Nts., 12/15/26[2]	915,000	1,015,549
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.25% Sr. Unsec. Nts., 1/15/25	664,000	716,290
Apache Corp., 4.75% Sr. Unsec. Nts., 4/15/43	725,000	741,601
Boardwalk Pipelines LP, 4.95% Sr. Unsec. Nts., 12/15/24	785,000	838,635
BP Capital Markets plc, 1.676% Sr. Unsec. Nts., 5/3/19	408,000	407,216
Buckeye Partners LP, 3.95% Sr. Unsec. Nts., 12/1/26	364,000	364,472
Cenovus Energy, Inc., 5.40% Sr. Unsec. Nts., 6/15/47[2]	45,000	46,686
Columbia Pipeline Group, Inc., 4.50% Sr. Unsec. Nts., 6/1/25	201,000	216,641
ConocoPhillips Co.:
4.95% Sr. Unsec. Nts., 3/15/26	90,000	102,394
5.95% Sr. Unsec. Nts., 3/15/46	330,000	440,703
Devon Energy Corp., 4.75% Sr. Unsec. Nts., 5/15/42	450,000	459,625
Energy Transfer LP, 5.30% Sr. Unsec. Nts., 4/15/47	389,000	386,527
EnLink Midstream Partners LP, 4.85% Sr. Unsec. Nts., 7/15/26	347,000	366,125
Enterprise Products Operating LLC:
4.85% Sr. Unsec. Nts., 8/15/42	368,000	400,938
4.90% Sr. Unsec. Nts., 5/15/46	325,000	359,158
Kinder Morgan, Inc., 5.55% Sr. Unsec. Nts., 6/1/45	1,275,000	1,389,881
Marathon Oil Corp., 4.40% Sr. Unsec. Nts., 7/15/27	740,000	761,102
Noble Energy, Inc., 5.05% Sr. Unsec. Nts., 11/15/44	310,000	326,864
ONEOK Partners LP, 4.90% Sr. Unsec. Nts., 3/15/25	628,000	678,769
Phillips 66 Partners LP, 3.605% Sr. Unsec. Nts., 2/15/25	607,000	612,355
Sabine Pass Liquefaction LLC, 4.20% Sr. Sec. Nts., 3/15/28	705,000	720,540
Shell International Finance BV, 4% Sr. Unsec. Nts., 5/10/46	505,000	516,972
Sunoco Logistics Partners Operations LP, 4% Sr. Unsec. Nts., 10/1/27	850,000	847,073
Williams Partners LP, 3.75% Sr. Unsec. Nts., 6/15/27	596,000	599,092

		13,987,877
Financials—25.4%
Capital Markets—5.7%
Apollo Management Holdings LP, 4% Sr. Unsec. Nts., 5/30/24[2]	330,000	338,392
Bank of New York Mellon Corp. (The), 3% Sub. Nts., 10/30/28	423,000	413,192
Blackstone Holdings Finance Co. LLC, 3.15% Sr. Unsec. Nts., 10/2/27[2]	425,000	420,432
Brookfield Asset Management, Inc., 4% Sr. Unsec. Nts., 1/15/25	331,000	340,875
Credit Suisse Group Funding Guernsey Ltd.:
3.80% Sr. Unsec. Nts., 9/15/22	420,000	436,869
3.80% Sr. Unsec. Nts., 6/9/23	600,000	623,367
E*TRADE Financial Corp., 5.875% [US0003M+443.5] Jr. Sub. Perpetual Bonds[3,4]	1,007,000	1,077,490
Goldman Sachs Group, Inc. (The):
3.50% Sr. Unsec. Nts., 11/16/26	591,000	592,870
3.75% Sr. Unsec. Nts., 2/25/26	440,000	452,174

4        OPPENHEIMER CORPORATE BOND FUND

	Principal Amount	Value
Capital Markets (Continued)
Goldman Sachs Group, Inc. (The): (Continued) 5.15% Sub. Nts., 5/22/45	$650,000	$ 741,611
Morgan Stanley:
3.875% Sr. Unsec. Nts., 1/27/26	1,370,000	1,429,987
5.00% Sub. Nts., 11/24/25	1,414,000	1,550,910
MSCI, Inc., 4.75% Sr. Unsec. Nts., 8/1/26[2]	915,000	955,031
Northern Trust Corp., 3.375% [US0003M+113.1] Sub. Nts., 5/8/32[3]	412,000	410,719
Raymond James Financial, Inc., 3.625% Sr. Unsec. Nts., 9/15/26	650,000	657,491
TD Ameritrade Holding Corp., 3.30% Sr. Unsec. Nts., 4/1/27	578,000	585,804
UBS Group Funding Switzerland AG, 4.125% Sr. Unsec. Nts., 9/24/25[2]	850,000	897,339

		11,924,553
Commercial Banks—13.2%
ABN AMRO Bank NV, 4.40% [USSW5+219.7] Sub. Nts., 3/27/28[3]	1,150,000	1,191,641
Australia & New Zealand Banking Group Ltd. (New York), 2.625% Unsec. Nts., 5/19/22	951,000	954,100
Bank of America Corp.:
3.248% Sr. Unsec. Nts., 10/21/27	846,000	833,666
7.75% Jr. Sub. Nts., 5/14/38	801,000	1,184,655
Barclays plc, 4.375% Sr. Unsec. Nts., 1/12/26	1,145,000	1,202,016
BB&T Corp., 2.85% Sr. Unsec. Nts., 10/26/24	855,000	853,664
BNP Paribas SA, 4.625% Sub. Nts., 3/13/27[2]	730,000	782,179
BPCE SA, 4.50% Sub. Nts., 3/15/25[2]	645,000	674,496
Citigroup, Inc.:
3.50% Sub. Nts., 5/15/23	370,000	376,994
3.668% [US0003M+139] Sr. Unsec. Nts., 7/24/28[3]	1,000,000	1,013,392
4.281% [US0003M+183.9] Sr. Unsec. Nts., 4/24/48[3]	484,000	513,056
4.30% Sub. Nts., 11/20/26	445,000	466,818
4.45% Sub. Nts., 9/29/27	419,000	443,368
Citizens Bank NA (Providence RI):
2.55% Sr. Unsec. Nts., 5/13/21	547,000	549,627
2.65% Sr. Unsec. Nts., 5/26/22	232,000	232,061
Commonwealth Bank of Australia, 3.15% Sr. Unsec. Nts., 9/19/27[2]	816,000	810,074
Compass Bank, 2.875% Sr. Unsec. Nts., 6/29/22	982,000	975,960
Credit Agricole SA, 4.375% Sub. Nts., 3/17/25[2]	1,180,000	1,237,506
Fifth Third Bank (Cincinnati OH), 3.85% Sub. Nts., 3/15/26	505,000	522,011
First Republic Bank, 4.375% Sub. Nts., 8/1/46	407,000	407,116
Glencore Funding LLC, 4% Sr. Unsec. Nts., 4/16/25[2]	815,000	833,696
Huntington Bancshares, Inc., 3.15% Sr. Unsec. Nts., 3/14/21	546,000	559,096
Intesa Sanpaolo SpA, 3.875% Sr. Unsec. Nts., 7/14/27[2]	787,000	792,806
JPMorgan Chase & Co.:
3.54% [US0003M+138] Sr. Unsec. Nts., 5/1/28[3]	823,000	833,497
3.782% [US0003M+133.7] Sr. Unsec. Nts., 2/1/28[3]	1,649,000	1,697,242
4.26% [US0003M+158] Sr. Unsec. Nts., 2/22/48[3]	379,000	400,961

5        OPPENHEIMER CORPORATE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
KeyBank NA (Cleveland OH), 3.40% Sub. Nts., 5/20/26	$760,000	$ 758,303
Lloyds Banking Group plc: Sr. Unsec. Nts., 11/7/23[5]	170,000	170,000
6.413% [US0003M+149.5] Jr. Sub. Perpetual Bonds[2,3,4]	105,000	120,750
6.657% [US0003M+127] Jr. Sub. Perpetual Bonds[2,3,4]	565,000	656,812
PNC Financial Services Group, Inc. (The), 3.15% Sr. Unsec. Nts., 5/19/27	855,000	855,037
RBS Capital Trust II, 6.425% [US0003M+194.25] Jr. Sub.
Perpetual Bonds[3,4]	640,000	756,800
Regions Bank (Birmingham AL), 7.50% Sub. Nts., 5/15/18	250,000	257,333
Regions Financial Corp., 2.75% Sr. Unsec. Nts., 8/14/22	492,000	493,306
SunTrust Bank (Atlanta GA), 3.30% Sub. Nts., 5/15/26	380,000	376,834
Synovus Financial Corp., 3.125% Sr. Unsec. Nts., 11/1/22[5]	625,000	625,519
US Bancorp:
3.10% Sub. Nts., 4/27/26	530,000	528,500
3.15% Sr. Unsec. Nts., 4/27/27	231,000	232,176
Wells Fargo & Co.:
3.584% [US0003M+131] Sr. Unsec. Nts., 5/22/28[3]	773,000	782,746
4.75% Sub. Nts., 12/7/46	573,000	626,273

		27,582,087
Consumer Finance—0.9%
American Express Credit Corp., 3.30% Sr. Unsec. Nts., 5/3/27	579,000	586,037
Capital One Financial Corp., 3.20% Sr. Unsec. Nts., 2/5/25	400,000	398,457
Discover Financial Services, 3.75% Sr. Unsec. Nts., 3/4/25	462,000	467,961
Electricite de France SA, 6.50% Sr. Unsec. Nts., 1/26/19[2]	340,000	358,711

		1,811,166
Diversified Financial Services—1.0%
Berkshire Hathaway Energy Co., 2% Sr. Unsec. Nts., 11/15/18	127,000	127,332
Burlington Northern Santa Fe LLC, 3.90% Sr. Unsec. Nts., 8/1/46	450,000	467,749
PacifiCorp, 4.10% Sr. Sec. Nts., 2/1/42	170,000	180,808
Peachtree Corners Funding Trust, 3.976% Sr. Unsec. Nts., 2/15/25[2]	381,000	389,050
Voya Financial, Inc., 5.65% [US0003M+358] Jr. Sub. Nts., 5/15/53[3]	873,000	923,896

		2,088,835
Insurance—2.6%
AXIS Specialty Finance plc, 5.15% Sr. Unsec. Nts., 4/1/45	666,000	701,622
Brighthouse Financial, Inc., 3.70% Sr. Unsec. Nts., 6/22/27[2]	246,000	242,627
CNA Financial Corp., 3.45% Sr. Unsec. Nts., 8/15/27	837,000	827,886
Manulife Financial Corp., 4.061% [USSW5+164.7] Sub. Nts., 2/24/32[3]	567,000	574,745
Marsh & McLennan Cos., Inc., 4.35% Sr. Unsec. Nts., 1/30/47	406,000	440,811
MetLife, Inc., 5.25% [US0003M+357.5] Jr. Sub. Perpetual Bonds[3,4]	633,000	663,612
Nuveen Finance LLC, 4.125% Sr. Unsec. Nts., 11/1/24[2]	756,000	800,704

6        OPPENHEIMER CORPORATE BOND FUND

	Principal Amount	Value
Insurance (Continued)
Prudential Financial, Inc.:
5.20% [US0003M+304] Jr. Sub. Nts., 3/15/44[3]	$725,000	$ 773,974
5.375% [US0003M+303.1] Jr. Sub. Nts., 5/15/45[3]	435,000	469,061

		5,495,042
Real Estate Investment Trusts (REITs)—1.7%
American Tower Corp.:
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	330,000	354,501
5.90% Sr. Unsec. Nts., 11/1/21	520,000	582,812
Crown Castle International Corp.:
3.40% Sr. Unsec. Nts., 2/15/21	700,000	719,980
3.65% Sr. Unsec. Nts., 9/1/27	720,000	719,915
Lamar Media Corp., 5.75% Sr. Unsec. Nts., 2/1/26	940,000	1,017,550
VEREIT Operating Partnership LP, 3% Sr. Unsec. Nts., 2/6/19	180,000	181,526

		3,576,284
Thrifts & Mortgage Finance—0.3%
Nationwide Building Society, 4.125% [USISDA05+184.9] Sub. Nts., 10/18/32[3]	622,000	623,176
Health Care—7.9%
Biotechnology—2.5%
AbbVie, Inc.:
3.60% Sr. Unsec. Nts., 5/14/25	893,000	919,375
4.70% Sr. Unsec. Nts., 5/14/45	301,000	327,610
Biogen, Inc., 5.20% Sr. Unsec. Nts., 9/15/45	335,000	386,226
Celgene Corp.:
2.125% Sr. Unsec. Nts., 8/15/18	465,000	466,461
3.875% Sr. Unsec. Nts., 8/15/25	872,000	908,060
5.00% Sr. Unsec. Nts., 8/15/45	126,000	139,097
Gilead Sciences, Inc., 4.75% Sr. Unsec. Nts., 3/1/46	395,000	448,455
Shire Acquisitions Investments Ireland DAC:
1.90% Sr. Unsec. Nts., 9/23/19	501,000	499,175
3.20% Sr. Unsec. Nts., 9/23/26	1,216,000	1,187,663

		5,282,122
Health Care Equipment & Supplies—2.4%
Abbott Laboratories:
2.35% Sr. Unsec. Nts., 11/22/19	482,000	485,023
3.75% Sr. Unsec. Nts., 11/30/26	1,215,000	1,255,532
Becton Dickinson & Co.:
2.404% Sr. Unsec. Nts., 6/5/20	302,000	302,596
3.70% Sr. Unsec. Nts., 6/6/27	1,073,000	1,081,417
Boston Scientific Corp., 3.85% Sr. Unsec. Nts., 5/15/25	975,000	1,013,005
Hologic, Inc., 4.375% Sr. Unsec. Nts., 10/15/25[2]	39,000	39,721
Medtronic, Inc., 4.625% Sr. Unsec. Nts., 3/15/45	810,000	919,233

		5,096,527

7        OPPENHEIMER CORPORATE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Providers & Services—1.1%
Fresenius Medical Care US Finance II, Inc., 5.875% Sr. Unsec. Nts., 1/31/22[2]	$1,215,000	$ 1,357,943
Laboratory Corp. of America Holdings, 3.60% Sr. Unsec. Nts., 2/1/25	879,000	899,999

		2,257,942
Life Sciences Tools & Services—1.1%
Quintiles IMS, Inc., 5% Sr. Unsec. Nts., 10/15/26[2]	940,000	1,001,100
Thermo Fisher Scientific, Inc.:
3.20% Sr. Unsec. Nts., 8/15/27	723,000	718,562
4.15% Sr. Unsec. Nts., 2/1/24	451,000	480,700

		2,200,362
Pharmaceuticals—0.8%
Allergan Funding SCS, 3.80% Sr. Unsec. Nts., 3/15/25	1,054,000	1,080,449
GlaxoSmithKline Capital, Inc., 6.375% Sr. Unsec. Unsub. Nts., 5/15/38	190,000	261,074
Zoetis, Inc., 3% Sr. Unsec. Nts., 9/12/27	363,000	356,103

		1,697,626
Industrials—6.8%
Aerospace & Defense—1.7%
BAE Systems Holdings, Inc., 3.85% Sr. Unsec. Nts., 12/15/25[2]	950,000	992,491
Hexcel Corp., 3.95% Sr. Unsec. Nts., 2/15/27	524,000	535,899
Northrop Grumman Corp., 4.75% Sr. Unsec. Nts., 6/1/43	450,000	513,725
Textron, Inc.:
3.65% Sr. Unsec. Nts., 3/15/27	353,000	360,663
3.875% Sr. Unsec. Nts., 3/1/25	230,000	239,432
4.30% Sr. Unsec. Nts., 3/1/24	427,000	452,705
United Technologies Corp.:
1.778% Jr. Sub. Nts., 5/4/18[1]	76,000	75,999
4.50% Sr. Unsec. Nts., 6/1/42	450,000	490,826

		3,661,740
Air Freight & Couriers—0.1%
United Parcel Service, Inc., 6.20% Sr. Unsec. Nts., 1/15/38	225,000	304,444
Building Products—0.9%
Allegion US Holding Co., Inc., 3.55% Sec. Nts., 10/1/27	1,088,000	1,088,533
Owens Corning, 3.40% Sr. Unsec. Nts., 8/15/26	917,000	903,021

		1,991,554
Commercial Services & Supplies—0.5%
Pitney Bowes, Inc., 4.70% Sr. Unsec. Nts., 4/1/23	1,055,000	1,031,752
Electrical Equipment—0.5%
Sensata Technologies BV, 4.875% Sr. Unsec. Nts., 10/15/23[2]	927,000	976,826

8        OPPENHEIMER CORPORATE BOND FUND

	Principal Amount	Value
Industrial Conglomerates—0.5%
Roper Technologies, Inc., 3.80% Sr. Unsec. Nts., 12/15/26	$919,000	$ 953,901
Machinery—0.6%
Caterpillar, Inc., 4.30% Sr. Unsec. Nts., 5/15/44	450,000	501,824
Stanley Black & Decker, Inc., 2.451% Sub. Nts., 11/17/18	101,000	101,732
Wabtec Corp., 3.45% Sr. Unsec. Nts., 11/15/26	605,000	595,290

		1,198,846
Road & Rail—1.0%
Canadian Pacific Railway Co., 4.80% Sr. Unsec. Nts., 9/15/35	324,000	371,734
Norfolk Southern Corp., 4.65% Sr. Unsec. Nts., 1/15/46	196,000	221,483
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40% Sr. Unsec. Nts., 11/15/26[2]	1,129,000	1,120,979
Union Pacific Corp., 4.05% Sr. Unsec. Nts., 11/15/45	400,000	420,967

		2,135,163
Trading Companies & Distributors—1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65% Sr. Unsec. Nts., 7/21/27	993,000	994,212
Air Lease Corp.:
3.00% Sr. Unsec. Nts., 9/15/23	417,000	420,488
3.625% Sr. Unsec. Nts., 4/1/27	409,000	411,990
GATX Corp., 3.50% Sr. Unsec. Nts., 3/15/28	224,000	222,927

		2,049,617
Information Technology—6.4%
Communications Equipment—0.3%
Cisco Systems, Inc., 2.95% Sr. Unsec. Nts., 2/28/26	700,000	705,431
Electronic Equipment, Instruments, & Components—0.6%
Arrow Electronics, Inc., 3.875% Sr. Unsec. Nts., 1/12/28	1,075,000	1,088,535
CDW LLC/CDW Finance Corp., 5.50% Sr. Unsec. Nts., 12/1/24	148,000	164,650

		1,253,185
Internet Software & Services—0.4%
VeriSign, Inc.:
4.75% Sr. Unsec. Nts., 7/15/27	495,000	514,181
5.25% Sr. Unsec. Nts., 4/1/25	271,000	296,068

		810,249
IT Services—1.5%
Broadridge Financial Solutions, Inc., 3.40% Sr. Unsec. Nts., 6/27/26	683,000	675,276
DXC Technology Co.:
2.875% Sr. Unsec. Nts., 3/27/20	343,000	347,582
4.75% Sr. Unsec. Nts., 4/15/27	1,099,000	1,183,834

9        OPPENHEIMER CORPORATE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
IT Services (Continued)
International Business Machines Corp., 3.625% Sr. Unsec. Nts., 2/12/24	$950,000	$ 1,001,994

		3,208,686
Semiconductors & Semiconductor Equipment—0.7%
Intel Corp., 4.90% Sr. Unsec. Nts., 7/29/45	580,000	690,872
QUALCOMM, Inc., 3.25% Sr. Unsec. Nts., 5/20/27	716,000	715,884

		1,406,756
Software—2.3%
Autodesk, Inc., 4.375% Sr. Unsec. Nts., 6/15/25	330,000	352,984
Dell International LLC/EMC Corp.:
3.48% Sr. Sec. Nts., 6/1/19[2]	442,000	450,059
6.02% Sr. Sec. Nts., 6/15/26[2]	901,000	1,007,458
Microsoft Corp., 3.70% Sr. Unsec. Nts., 8/8/46	500,000	504,431
Open Text Corp., 5.625% Sr. Unsec. Nts., 1/15/23[2]	552,000	580,290
Oracle Corp., 5.375% Sr. Unsec. Unsub. Nts., 7/15/40	470,000	589,823
VMware, Inc.:
2.30% Sr. Unsec. Nts., 8/21/20	500,000	499,171
3.90% Sr. Unsec. Nts., 8/21/27	741,000	743,758

		4,727,974
Technology Hardware, Storage & Peripherals—0.6%
Apple, Inc., 4.375% Sr. Unsec. Nts., 5/13/45	675,000	739,729
Hewlett Packard Enterprise Co., 3.60% Sr. Unsec. Nts., 10/15/20	500,000	517,395

		1,257,124
Materials—6.1%
Chemicals—2.8%
Agrium, Inc.:
3.375% Sr. Unsec. Nts., 3/15/25	517,000	522,487
4.125% Sr. Unsec. Nts., 3/15/35	196,000	199,633
CF Industries, Inc., 4.50% Sr. Sec. Nts., 12/1/26[2]	692,000	729,838
Ecolab, Inc., 2% Sr. Unsec. Nts., 1/14/19	427,000	428,766
PolyOne Corp., 5.25% Sr. Unsec. Nts., 3/15/23	915,000	988,200
RPM International, Inc.:
3.45% Sr. Unsec. Unsub. Nts., 11/15/22	875,000	909,689
3.75% Sr. Unsec. Nts., 3/15/27	335,000	341,528
Sherwin-Williams Co. (The):
3.30% Sr. Unsec. Nts., 2/1/25	222,000	222,015
3.95% Sr. Unsec. Nts., 1/15/26	510,000	534,064
4.00% Sr. Unsec. Unsub. Nts., 12/15/42	235,000	230,923
Yara International ASA, 3.80% Sr. Unsec. Nts., 6/6/26[2]	650,000	647,504

		5,754,647
Construction Materials—1.0%
CRH America, Inc., 5.125% Sr. Unsec. Nts., 5/18/45[2]	438,000	500,394

10        OPPENHEIMER CORPORATE BOND FUND

	Principal Amount	Value
Construction Materials (Continued)
James Hardie International Finance DAC, 5.875% Sr. Unsec. Nts., 2/15/23[2]	$456,000	$ 481,080
LafargeHolcim Finance US LLC, 3.50% Sr. Unsec. Nts., 9/22/26[2]	362,000	361,065
Vulcan Materials Co., 3.90% Sr. Unsec. Nts., 4/1/27	774,000	797,398

		2,139,937
Containers & Packaging—1.2%
International Paper Co.:
3.00% Sr. Unsec. Nts., 2/15/27	694,000	674,568
4.80% Sr. Unsec. Nts., 6/15/44	280,000	307,194
Packaging Corp. of America:
3.65% Sr. Unsec. Nts., 9/15/24	223,000	228,910
4.50% Sr. Unsec. Nts., 11/1/23	650,000	706,214
Silgan Holdings, Inc., 4.75% Sr. Unsec. Nts., 3/15/25[2]	660,000	681,450

		2,598,336
Metals & Mining—0.7%
Anglo American Capital plc:
3.625% Sr. Unsec. Nts., 9/11/24[2]	356,000	358,434
4.00% Sr. Unsec. Nts., 9/11/27[2]	595,000	595,943
Goldcorp, Inc., 5.45% Sr. Unsec. Nts., 6/9/44	440,000	506,528

		1,460,905
Paper & Forest Products—0.4%
Louisiana-Pacific Corp., 4.875% Sr. Unsec. Nts., 9/15/24	811,000	838,371
Telecommunication Services—4.7%
Diversified Telecommunication Services—4.5%
AT&T, Inc.:
3.80% Sr. Unsec. Nts., 3/15/22	985,000	1,037,969
4.35% Sr. Unsec. Nts., 6/15/45	1,355,000	1,214,429
4.90% Sr. Unsec. Nts., 8/14/37	1,004,000	1,006,665
5.15% Sr. Unsec. Nts., 2/14/50	614,000	607,792
British Telecommunications plc, 9.125% Sr. Unsec. Nts., 12/15/30	686,000	1,038,638
Telefonica Emisiones SAU:
4.103% Sr. Unsec. Nts., 3/8/27	128,000	132,117
5.213% Sr. Unsec. Nts., 3/8/47	203,000	224,236
7.045% Sr. Unsec. Unsub. Nts., 6/20/36	595,000	795,621
T-Mobile USA, Inc., 6.50% Sr. Unsec. Nts., 1/15/26	915,000	1,014,616
Verizon Communications, Inc.:
1.75% Sr. Unsec. Nts., 8/15/21	471,000	460,864
3.50% Sr. Unsec. Nts., 11/1/24	402,000	410,687
4.125% Sr. Unsec. Nts., 8/15/46	601,000	546,721
4.522% Sr. Unsec. Nts., 9/15/48	892,000	858,844

		9,349,199

11        OPPENHEIMER CORPORATE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Wireless Telecommunication Services—0.2%
Rogers Communications, Inc., 6.80% Sr. Unsec. Nts., 8/15/18	$400,000	$415,668
Utilities—6.6%
Electric Utilities—5.1%
AEP Texas, Inc., 3.85% Sr. Unsec. Nts., 10/1/25[2]	632,000	664,003
Alabama Power Co., 4.30% Sr. Unsec. Nts., 1/2/46	350,000	382,133
Cleco Corporate Holdings LLC, 3.743% Sr. Sec. Nts., 5/1/26	658,000	663,515
Duke Energy Corp., 3.15% Sr. Unsec. Nts., 8/15/27	712,000	708,263
Duke Energy Florida LLC, 3.85% Sec. Nts., 11/15/42	620,000	635,717
Edison International, 2.95% Sr. Unsec. Nts., 3/15/23	772,000	782,364
EDP Finance BV, 3.625% Sr. Unsec. Nts., 7/15/24[2]	954,000	969,092
Emera US Finance LP, 2.15% Sr. Unsec. Nts., 6/15/19	319,000	319,342
Enel Finance International NV, 3.625% Sr. Unsec. Nts., 5/25/27[2]	715,000	715,899
Entergy Texas, Inc., 7.125% Sec. Nts., 2/1/19	131,000	138,825
Exelon Corp., 4.45% Sr. Unsec. Nts., 4/15/46	386,000	410,314
Florida Power & Light Co., 5.40% Sr. Sec. Nts., 9/1/35	280,000	338,772
ITC Holdings Corp., 5.30% Sr. Unsec. Nts., 7/1/43	323,000	379,433
NextEra Energy Operating Partners LP, 4.25% Sr. Unsec. Nts., 9/15/24[2]	84,000	85,050
Oncor Electric Delivery Co. LLC, 5.30% Sr. Sec. Nts., 6/1/42	350,000	430,985
Pennsylvania Electric Co., 5.20% Sr. Unsec. Nts., 4/1/20	125,000	133,104
PPL WEM Ltd./Western Power Distribution Ltd., 5.375% Sr. Unsec. Unsub. Nts., 5/1/21[2]	1,533,000	1,659,110
Southern Power Co., 1.95% Sr. Unsec. Nts., 12/15/19	441,000	439,098
TECO Finance, Inc., 6.572% Sr. Unsec. Nts., 11/1/17	148,000	148,000
Trans-Allegheny Interstate Line Co., 3.85% Sr. Unsec. Nts., 6/1/25[2]	643,000	673,218

		10,676,237
Gas Utilities—0.2%
Atmos Energy Corp., 4.125% Sr. Unsec. Nts., 10/15/44	455,000	483,718
Multi-Utilities—1.3%
Boston Gas Co., 4.487% Sr. Unsec. Nts., 2/15/42[2]	275,000	300,184
Dominion Energy, Inc.:
1.875% Sr. Unsec. Nts., 1/15/19	211,000	210,525
4.90% Sr. Unsec. Nts., 8/1/41	250,000	278,369
Niagara Mohawk Power Corp., 2.721% Sr. Unsec. Nts., 11/28/22[2]	370,000	371,284
NiSource Finance Corp.:
3.49% Sr. Unsec. Nts., 5/15/27	1,054,000	1,070,506
6.80% Sr. Unsec. Nts., 1/15/19	62,000	65,482
Virginia Electric & Power Co., 4.45% Sr. Unsec. Nts., 2/15/44	325,000	362,280

		2,658,630

Total Corporate Bonds and Notes (Cost $186,918,720)		193,008,557

12        OPPENHEIMER CORPORATE BOND FUND

	Shares	Value
Investment Companies—6.5%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.01%[6,7]	4,856,281	$4,856,281
Oppenheimer Limited-Term Bond Fund, Cl. I6	1,930,732	8,804,137

Total Investment Companies (Cost $13,696,545)		13,660,418
Total Investments, at Value (Cost $200,765,006)	98.8%	206,829,884
Net Other Assets (Liabilities)	1.2	2,478,926

Net Assets	100.0%	$209,308,810

Footnotes to Statement of Investments

1. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $39,254,268 or 18.75% of the Fund’s net assets at period end.

3. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

4. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

5. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares July 31, 2017	Gross Additions	Gross Reductions	Shares October 31, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	4,171,368	26,292,703	25,607,790	4,856,281
Oppenheimer Limited-Term Bond Fund, Cl. I	1,917,456	13,276	—	1,930,732
	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Oppenheimer Institutional Government Money Market Fund, Cl. E	$4,856,281	$9,084	$—	$—
Oppenheimer Limited-Term Bond Fund, Cl. I	8,804,137	60,539	—	(19,174)

Total	$13,660,418	$69,623	$—	$(19,174)

7. Rate shown is the 7-day yield at period end.

13        OPPENHEIMER CORPORATE BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Futures Contracts as of October 31, 2017
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation (Depreciation)
United States Treasury Long Bonds	Buy	12/19/17	60	USD 9,209	$9,148,125	$ (61,353)
United States Treasury Nts., 10 yr.	Sell	12/19/17	361	USD 45,770	45,102,438	667,241
United States Treasury Nts., 2 yr.	Buy	12/29/17	334	USD 72,239	71,930,032	(308,820)
United States Treasury Nts., 5 yr.	Sell	12/29/17	10	USD 1,174	1,171,875	1,680

						$ 298,748

Definitions

US0003M	ICE LIBOR USD 3 Month
USISDA05	USD ICE Swap Rate 11:00am NY 5 Year
USSW5	USD Swap Semi 30/360 5 Year

14        OPPENHEIMER CORPORATE BOND FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2017 Unaudited

1. Organization

Oppenheimer Corporate Bond Fund (the “Fund”) is registered under the Investment Company

Act of 1940 (“1940 Act”), as amended, as an open-end diversified management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available or a significant event has

15        OPPENHEIMER CORPORATE BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

16        OPPENHEIMER CORPORATE BOND FUND

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Mortgage-Backed Obligations	$—	$160,909	$—	$160,909
Corporate Bonds and Notes	—	193,008,557	—	193,008,557
Investment Companies	13,660,418	—	—	13,660,418

Total Investments, at Value	13,660,418	193,169,466	—	206,829,884
Other Financial Instruments:
Futures contracts	668,921	—	—	668,921

Total Assets	$14,329,339	$193,169,466	$—	$207,498,805

Liabilities Table
Other Financial Instruments:
Futures contracts	$(370,173)	$—	$—	$(370,173)

Total Liabilities	$(370,173)	$—	$—	$(370,173)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also

17        OPPENHEIMER CORPORATE BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$1,224,417
Sold securities	354,372

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar

18        OPPENHEIMER CORPORATE BOND FUND

4. Market Risk Factors (Continued)

value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $73,017,438 and $43,998,180 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset

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5. Use of Derivatives (Continued)

or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be

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NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)

equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset. Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

The Fund may purchase or sell credit protection through credit default swaps to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.

For the reporting period, the Fund had ending monthly average notional amounts of $2,256,250 on credit default swaps to sell protection.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

At period end, the Fund had no credit default swap agreements outstanding.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction.

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5. Use of Derivatives (Continued)

Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

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Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Corporate Bond Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz Principal Executive Officer
Date:	12/11/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz Principal Executive Officer
Date:	12/11/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen Principal Financial Officer
Date:	12/11/2017